Other investments	12 Months Ended
Dec. 31, 2020
Other investments
18 Other investments
end of	2020	2019
Other investments (CHF million)
Equity method investments	2,631	2,367
Equity securities (without a readily determinable fair value) [1]	1,779	2,148
of which at net asset value	113	409
of which at measurement alternative	359	274
of which at fair value	1,278	1,434
of which at cost less impairment	29	31
Real estate held-for-investment [2]	82	99
Life finance instruments [3]	920	1,052
Total other investments	5,412	5,666
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2020 and 2019, real estate held for investment included foreclosed or repossessed real estate of CHF  16 million and CHF  24 million, respectively, of which CHF  13 million and CHF  10 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Accumulated depreciation related to real estate held-for-investment amounted to CHF  35 million, CHF  34 million and CHF  31 million for 2020, 2019 and 2018, respectively.
An impairment of CHF  1 million was recorded on real estate held-for-investments in 2020. No impairments were recorded on real estate held-for-investments in 2019 and 2018, respectively.
Equity securities at measurement alternative
in / end of	2020	Cumulative	2019
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(17)	(25)	(1)
Upward adjustments	137	147	11
> Refer to “Note 36 – Financial instruments” for further information on such investments.
In the second quarter of 2020, as a result of a corporate action by Pfandbriefbank, the Group has revalued the shares it holds in Pfandbriefbank under the measurement alternative principle in accordance with US GAAP in respect of this equity investment.
Following the completion of the first step of the combination of our open architecture investment fund platform InvestLab and Allfunds Group in September 2019, the Group successfully completed the second and final step of the combination in March 2020 with the transfer of related distribution agreements to Allfunds Group. The investment is accounted for as an equity method investment.
In December 2019, Credit Suisse completed a review of the accounting treatment of the shares that it holds in SIX Group AG and elected fair value accounting under US GAAP in respect of this equity investment.
In the fourth quarter of 2020, York informed its investors of a significant change in strategy. As a result, York will focus on longer duration assets such as private equity, private debt and collateralized loan obligations, while winding down its European hedge funds business and primarily managing internal capital in its multi-strategy fund. York’s Asia Pacific business is expected to be spun off as a new and separate hedge fund in 2021, in which the Group intends to have a continuing interest. As a result of this announcement, the Group recorded an impairment of CHF  414 million to the valuation of its equity method investment.

Bank
Other investments
17 Other investments
end of	2020	2019
Other investments (CHF million)
Equity method investments	2,624	2,361
Equity securities (without a readily determinable fair value) [1]	1,776	2,145
of which at net asset value	111	407
of which at measurement alternative	357	272
of which at fair value	1,278	1,434
of which at cost less impairment	30	32
Real estate held-for-investment [2]	59	76
Life finance instruments [3]	920	1,052
Total other investments	5,379	5,634
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2020 and 2019, real estate held for investment included foreclosed or repossessed real estate of CHF  16 million and CHF  24 million, respectively, of which CHF  13 million and CHF  10 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Accumulated depreciation related to real estate held-for-investment amounted to CHF  31 million, CHF  29 million and CHF  27 million for 2020, 2019 and 2018, respectively.
An impairment of CHF  1 million was recorded on real estate held-for-investments in 2020. No impairments were recorded on real estate held-for-investments in 2019 and 2018, respectively.
Equity securities at measurement alternative
in / end of	2020	Cumulative	2019
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(17)	(25)	(1)
Upward adjustments	137	147	11
> Refer to “Note 36 – Financial instruments” for further information on such investments and “Note 18 – Other investments” in VI – Consolidated financial statements – Credit Suisse Group for further information.